Property, Plant and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

5. Property, plant and equipment, net

Property, plant and equipment, net consisted of the following (in thousands):

	June 30, 2021	December 31, 2020
Laboratory equipment	338	338
Less: accumulated depreciation	(328)	(317)
	10	21

Depreciation expense was for the three months ended June 30, 2021 and 2020 was $32 and 36 respectively; and for the six months ended June 30, 2021 and 2020 was $68 and $72 and respectively.

7. Property, plant and equipment

Property, plant and equipment are recorded at historical cost, net of accumulated depreciation. Components of property, plant and equipment, net are summarized as follows (in thousands):

	As of December 31,
	2020	2019
Laboratory equipment	364	327
Less: accumulated depreciation	(343)	(290)
	21	37

The Company’s property, plant and equipment is pledged as collateral to its line of credit loan as disclosed in Note 10.

Depreciation expense was $21 and $26 for the years ended December 31, 2020 and 2019, respectively.